Average Annual Total Returns - FidelityMassachusettsMunicipalIncomeandMunicipalMoneyMarketFund-RetailComboPRO - FidelityMassachusettsMunicipalIncomeandMunicipalMoneyMarketFund-RetailComboPRO - Fidelity Massachusetts Municipal Money Market Fund - Fidelity Massachusetts Municipal Money Market Fund - Return Before Taxes
	Apr. 01, 2025
Average Annual Return:
Past 1 year	2.88%
Since Inception	2.70%	[1]

[1]	A From September 22, 2022 .